Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense

The components of the Company’s income tax expense are as follows:

	Successor	Predecessor
	March 15, 2018 to December 31, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to December 31, 2017
Current:
Federal	$3,483	$85	$5,253
State	609	3	862
	4,092	88	6,115

Deferred:
Federal	(1,738)	460	(859)
State	(36)	170	(171)
	(1,774)	630	(1,030)
Income tax expense	$2,318	$718	$5,085

Schedule of Income Taxes Calculated Using Statutory Federal Income Tax Rate

A reconciliation of income taxes calculated using the statutory federal income tax rate (21% in 2018 and 34% in 2017) to the Company’s income tax expense is as follows:

	Successor		Predecessor
	March 15, 2018 to December 31, 2018		January 1, 2018 to March 14, 2018		January 1, 2017 to December 31, 2017
	Amount	%	Amount	%	Amount	%
Income taxes at statutory rate	$(59)	21.0%	$635	21.0%	$4,540	34.0%
Non-deductible expense	35	-12.4%	10	0.3%	48	0.4%
State income taxes, net of federal tax effect	500	-177.4%	110	3.6%	450	3.4%
Transaction costs	623	-221.3%	578	18.9%	-	0.0%
Stock-based compensation and officer compensation	1,248	-442.7%	(241)	-7.9%	-	0.0%
Long-term incentive plan	-	0.0%	(412)	-13.5%	-	0.0%
Effect of increase in statutory rate for current year	-	0.0%	-	0.0%	80	0.6%
Tax rate adjustments	-	0.0%	-	0.0%	(12)	-0.1%
Other credits and changes in estimate and true ups	(29)	10.6%	38	1.3%	(21)	-0.3%
Income tax expense	$2,318	-822.2%	$718	23.7%	$5,085	38.0%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities were as follows:

	Successor	Predecessor
	As of	As of
	December 31, 2018	December 31, 2017

Deferred tax assets:
Accounts receivable	$173	$253
Accrued charge-backs	821	594
Other accrued liabilities	407	424
Goodwill	-	274
Financing liability	15,463	13,574
Transaction costs	-	579
Stock based compensation	676	165
Other, net	192	215
	17,732	16,078

Deferred tax liabilities:
Prepaid expenses	(370)	(202)
Goodwill	(115)	-
Inventories	(4,939)	(1,531)
Property and equipment	(16,027)	(9,178)
Intangible assets	(14,998)	(5,023)
	(36,449)	(15,934)

Net deferred tax (liabilities)/assets	$(18,717)	$144